UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06500

Name of Fund: BlackRock MuniYield New York Insured Fund, Inc. (MYN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniYield New York Insured Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 04/30/2010

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock MuniYield New York Insured Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York — 111.4%

Corporate — 8.5%
New York City Industrial Development Agency, Refunding RB, Terminal One Group Association Project, AMT, 5.50%, 1/01/24	$1,500	$1,526,895
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	900	903,735
New York State Energy Research & Development Authority, RB, Lilco Project, Series A (NPFGC), 5.15%, 3/01/16	3,000	3,010,650
New York State Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/KeySpan, Series A, AMT (FGIC), 4.70%, 2/01/24	10,750	10,652,605
Suffolk County Industrial Development Agency New York, RB, KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	4,625	4,522,788
Suffolk County Industrial Development Agency New York, Refunding RB, Ogden Martin System Huntington, AMT (AMBAC):
6.00%, 10/01/10	8,530	8,698,297
6.15%, 10/01/11	9,170	9,726,619
6.25%, 10/01/12	6,470	7,040,330

		46,081,919

County/City/Special District/School District — 34.9%
City of Buffalo New York, GO, School, Series D (NPFGC):
5.50%, 12/15/14	1,250	1,314,438
5.50%, 12/15/16	1,500	1,558,935
City of New York New York, GO, Refunding, Series 02-B (AMBAC), 7.00%, 2/01/18	70	70,333
City of New York New York, GO, Series B (NPFGC):
5.75%, 8/01/10 (a)	915	936,804
5.75%, 8/01/13	365	373,267

Municipal Bonds	Par (000)	Value

New York (continued)

County/City/Special District/School District (continued)
City of Niagara Falls New York, GO, Water Treatment Plant, AMT (NPFGC), 7.25%, 11/01/10	$1,000	$1,034,370
Dutchess County Resource Recovery Agency New York, RB, Solid Waste System, Series A (NPFGC), 5.40%, 1/01/13	1,700	1,746,665
Erie County Industrial Development Agency, RB, City of Buffalo Project (AGM), 5.75%, 5/01/20	1,900	2,043,089
Hudson Yards Infrastructure Corp., RB, Series A:
(FGIC), 5.00%, 2/15/47	12,150	11,679,309
(NPFGC), 4.50%, 2/15/47	17,525	16,199,759
Ilion Central School District New York, GO, Series B (FGIC), 5.50%, 6/15/15	1,675	1,702,721
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 6.49%, 3/01/39 (b)	5,000	980,550
CAB, Yankee Stadium (AGC), 6.43%, 3/01/43 (b)	5,830	852,987
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	1,000	1,101,600
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	11,800	10,460,464
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	5,250	4,613,018
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/46	9,900	8,578,845
Yankee Stadium (FGIC), 5.00%, 3/01/46	9,650	9,142,507
Yankee Stadium (NPFGC), 5.00%, 3/01/36	4,650	4,518,312

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDRB	Industrial Development Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

BLACKROCK MUNIYIELD NEW YORK INSURED FUND, INC.	APRIL 30, 2010	1

Schedule of Investments (continued)	BlackRock MuniYield New York Insured Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)

County/City/Special District/School District (concluded)
New York City Transit Authority/Metropolitan Transit Authority/Triborough Bridge & Tunnel Authority, COP, Series A (AMBAC), 5.63%, 1/01/12	$1,020	$1,033,709
New York City Transitional Finance Authority, RB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,700	1,665,592
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	6,000	6,540,780
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,500	1,642,035
Future Tax Secured, Series C, (FGIC), 5.00%, 2/01/33	12,395	12,739,457
Future Tax Secured, Series E, (NPFGC), 5.25%, 2/01/22	2,500	2,680,725
Series S-2 (AGM), 5.00%, 1/15/37	5,000	5,172,300
Series S-2 (NPFGC), 4.25%, 1/15/34	5,980	5,742,893
New York City Transitional Finance Authority, Refunding RB, Series A (FGIC), 5.00%, 11/15/26	1,000	1,047,330
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/30	1,500	1,510,065
5.00%, 11/15/35	33,000	33,046,530
5.00%, 11/15/44	13,470	13,425,684
North Country Development Authority, Refunding RB (AGM), 6.00%, 5/15/15	1,115	1,220,189
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.00%, 10/15/32	11,200	11,620,560
Syracuse Industrial Development Agency New York, RB, Carousel Center Project, Series A, AMT (Syncora), 5.00%, 1/01/36	11,500	8,117,735
Town of Huntington New York, GO, Refunding (AMBAC):
5.50%, 4/15/12	460	502,918
5.50%, 4/15/13	455	512,221
Town of North Hempstead New York, GO, Refunding, Series B (NPFGC):
6.40%, 4/01/13	1,745	1,996,681
6.40%, 4/01/17	555	676,284

		189,801,661

Education — 8.8%
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	1,225	1,251,056
Madison County Industrial Development Agency New York, RB, Colgate University Project, Series A (AMBAC):
5.00%, 7/01/30	5,410	5,593,669
5.00%, 7/01/35	2,675	2,750,809

Municipal Bonds	Par (000)	Value

New York (continued)

Education (concluded)
New York City Industrial Development Agency, Refunding RB:
Nightingale-Bamford School (AMBAC), 5.25%, 1/15/18	$1,275	$1,376,414
Polytechnic University Project (ACA), 5.25%, 11/01/37	2,480	2,203,629
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	5,500	6,062,980
New York State Dormitory Authority, RB:
Mount Sinai School of Medicine, 5.13%, 7/01/39	2,500	2,518,925
Mount Sinai School of Medicine at NYU (NPFGC), 5.00%, 7/01/35	7,100	7,112,212
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	4,580	5,396,019
New York State Dormitory Authority, Refunding RB, City University System, Series C (NPFGC), 7.50%, 7/01/10	815	824,576
Rensselaer County Industrial Development Agency New York, RB, Polytechnic Institute, Series B (AMBAC), 5.50%, 8/01/22	1,255	1,271,641
Trust for Cultural Resources, RB, Carnegie Hall, Series A:
4.75%, 12/01/39	3,550	3,560,721
5.00%, 12/01/39	2,150	2,209,254
Trust for Cultural Resources, Refunding RB, American Museum of Natural History, Series A (NPFGC):
5.00%, 7/01/36	5,250	5,396,685
5.00%, 7/01/44	500	510,900

		48,039,490

Health — 6.3%
New York City Industrial Development Agency, RB, Royal Charter, New York Presbyterian (AGM), 5.75%, 12/15/29	7,970	8,466,611
New York State Dormitory Authority, MRB, Montefiore Hospital (NPFGC), 5.00%, 8/01/33	1,500	1,514,400
New York State Dormitory Authority, RB:
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	6,000	6,290,760
New York & Presbyterian Hospital (AGM), 5.25%, 2/15/31	3,000	3,106,830
New York & Presbyterian Hospital (AGM), 5.00%, 8/15/36	5,000	5,088,450
New York State Rehabilitation Association, Series A (CIFG), 5.25%, 7/01/19	1,180	1,205,795

2	BLACKROCK MUNIYIELD NEW YORK INSURED FUND, INC.	APRIL 30, 2010

Schedule of Investments (continued)	BlackRock MuniYield New York Insured Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)

Health (concluded)
New York State Dormitory Authority, RB (concluded):
New York State Rehabilitation Association, Series A (CIFG), 5.13%, 7/01/23	$1,000	$1,002,970
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	2,075	2,126,792
Series B (NPFGC), 6.50%, 2/15/11 (c)	1,000	1,048,940
New York State Dormitory Authority, Refunding RB, St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	3,250	3,204,110
Oneida County Industrial Development Agency New York, RB, Civic Facility, Mohawk Valley, Series A (AGM), 5.20%, 2/01/13	1,050	1,057,045

		34,112,703

Housing — 3.1%
Monroe County Industrial Development Agency, IDRB, Southview Towers Project, AMT (SONYMA):
6.13%, 2/01/20	1,185	1,198,177
6.25%, 2/01/31	1,125	1,137,060
New York City Housing Development Corp., RB, AMT:
Series C, 5.00%, 11/01/26	1,500	1,513,635
Series C, 5.05%, 11/01/36	2,000	1,899,240
Series H-1, 4.70%, 11/01/40	1,340	1,230,790
New York Mortgage Agency, Refunding RB, AMT:
Homeowner Mortgage, Series 97, 5.50%, 4/01/31	1,020	1,023,570
Series 133, 4.95%, 10/01/21	1,540	1,562,084
Series 143, 4.90%, 10/01/37	990	948,212
Series 143 (NPFGC), 4.85%, 10/01/27	2,485	2,473,345
New York State HFA, RB, St. Philip’s Housing, Series A, AMT (FNMA), 4.65%, 11/15/38	1,500	1,453,635
Yonkers Industrial Development Agency New York, RB, Monastery Manor Associates LP Project, AMT (SONYMA), 5.25%, 4/01/37	2,445	2,386,369

		16,826,117

State — 8.6%
New York State Dormitory Authority, RB:
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	1,750	1,822,485
Mental Health Facilities, Series B, 5.25%, 2/15/14 (a)	1,570	1,764,115
Mental Health Services Facilities, Series C, AMT (AGM), 5.40%, 2/15/33	6,460	6,515,298

Municipal Bonds	Par (000)	Value

New York (continued)

State (concluded)
New York State Dormitory Authority, RB (concluded):
School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	$550	$567,864
School District Financing Program, Series C (AGM), 5.00%, 10/01/37	4,050	4,176,400
School Districts Financing Program, Series E (NPFGC), 5.75%, 10/01/30	6,900	7,321,176
Upstate Community Colleges, Series A (AGM), 6.00%, 7/01/10 (a)	1,070	1,091,111
New York State Dormitory Authority, Refunding RB, School District Financing Program, Series B (AGM), 5.00%, 4/01/36	5,000	5,168,200
New York State Thruway Authority, RB:
Second General, Series B, 5.00%, 4/01/27	1,500	1,600,395
Series A (AMBAC), 5.00%, 4/01/26	4,380	4,648,976
New York State Urban Development Corp., RB (NPFGC):
Personal Income Tax, Series C-1, 5.00%, 3/15/13 (a)	3,000	3,339,570
State Personal Income Tax, State Facilities, Series A-1, 5.00%, 3/15/29	5,000	5,204,950
New York State Urban Development Corp., Refunding RB, Correctional Capital Facilities, Series A (AGM), 6.50%, 1/01/11	3,190	3,315,526

		46,536,066

Tobacco — 1.7%
Tobacco Settlement Financing Corp. New York, RB, Asset Backed:
Series A-1 (AMBAC), 5.25%, 6/01/20	5,000	5,389,450
Series A-1 (AMBAC), 5.25%, 6/01/22	2,000	2,127,060
Series B-1C, 5.50%, 6/01/22	1,900	2,047,953

		9,564,463

Transportation — 28.0%
Hudson Yards Infrastructure Corp., RB (AGC):
5.00%, 2/15/47	4,300	4,309,976
Series A, 5.00%, 2/15/47	550	551,276
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	3,200	3,716,128
Transportation, Series A (NPFGC), 5.00%, 11/15/32	1,295	1,307,095

BLACKROCK MUNIYIELD NEW YORK INSURED FUND, INC.	APRIL 30, 2010	3

Schedule of Investments (continued)	BlackRock MuniYield New York Insured Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)

Transportation (continued)
Metropolitan Transportation Authority, Refunding RB:
Series A, 5.13%, 1/01/29	$1,450	$1,481,378
Series A (AGM), 5.00%, 11/15/32	1,015	1,041,339
Series A (AGM), 5.75%, 11/15/32	29,300	31,212,704
Series A (NPFGC), 5.13%, 11/15/22	1,390	1,440,137
Series A (NPFGC), 5.00%, 11/15/30	6,600	6,779,784
Series A (NPFGC), 5.25%, 11/15/31	2,500	2,552,925
Series C (AGM), 5.13%, 7/01/12 (a)	1,640	1,794,095
Transportation, Series F (NPFGC), 5.25%, 11/15/12 (a)	6,235	6,920,850
Transportation, Series F (NPFGC), 5.00%, 11/15/31	5,000	5,046,150
New York State Thruway Authority, RB:
Series F (AMBAC), 5.00%, 1/01/30	6,000	6,162,840
Series G (AGM), 4.75%, 1/01/29	7,250	7,375,860
Series G (AGM), 4.75%, 1/01/30	9,000	9,114,660
Series G (AGM), 5.00%, 1/01/30	2,000	2,067,900
Series G (AGM), 5.00%, 1/01/32	1,030	1,057,274
Niagara Falls Bridge Commission, Refunding RB, Bridge System, Series A (AGC), 4.00%, 10/01/19	3,900	4,082,364
Niagara Frontier Transportation Authority New York, RB, Buffalo Niagara International Airport, Series B (NPFGC), 5.50%, 4/01/19	2,705	2,721,501
Port Authority of New York & New Jersey, RB:
Consolidated 116th Series, 4.13%, 9/15/32	2,700	2,624,103
Consolidated 161st Series, 4.50%, 10/15/37	1,000	1,005,340
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/10	14,750	14,982,755
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/13	4,425	4,675,588
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/14	7,380	7,806,121
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 5.75%, 12/01/22	10,160	10,149,637

Municipal Bonds	Par (000)	Value

New York (concluded)

Transportation (concluded)
Triborough Bridge & Tunnel Authority, RB:
Sub-Series A (NPFGC), 5.25%, 11/15/30	$6,000	$6,233,220
Subordinate Bonds (AMBAC), 5.00%, 11/15/28	2,465	2,557,142
Triborough Bridge & Tunnel Authority, Refunding RB, General Purpose, Series Y (NPFGC), 6.00%, 1/01/12 (c)	1,290	1,367,039

		152,137,181

Utilities — 11.5%
Buffalo Sewer Authority New York, Refunding RB, Series F (NPFGC), 6.00%, 7/01/13	4,300	4,548,540
Long Island Power Authority, RB, Series A (AMBAC), 5.00%, 9/01/29	7,000	7,152,670
Long Island Power Authority, Refunding RB:
General, Series A (AGC), 6.00%, 5/01/33	1,500	1,691,085
General, Series B (AGM), 5.00%, 12/01/35	4,000	4,131,080
Series A (AGC), 5.75%, 4/01/39	1,015	1,135,805
New York City Municipal Water Finance Authority, RB:
Series A (AMBAC), 5.00%, 6/15/35	3,500	3,580,010
Series A (NPFGC), 5.75%, 6/15/11 (a)	24,650	26,113,717
Series DD (AGM), 4.50%, 6/15/39	1,500	1,490,295
New York City Municipal Water Finance Authority, Refunding RB:
Fiscal 2004, Series C (NPFGC), 5.00%, 6/15/35	975	1,003,841
Series A (AGM), 4.25%, 6/15/39	500	485,970
Series A (NPFGC), 5.13%, 6/15/34	1,250	1,302,137
Series D (AGM), 5.00%, 6/15/37	9,000	9,278,190
Series F (AGM), 5.00%, 6/15/29	500	505,425

		62,418,765

Total Municipal Bonds in New York		605,518,365

Guam — 0.8%

Transportation — 0.8%
Guam International Airport Authority, Refunding RB, General, Series C, AMT (NPFGC):
5.25%, 10/01/21	2,240	2,240,986
5.25%, 10/01/22	2,050	2,050,041

Total Municipal Bonds in Guam		4,291,027

4	BLACKROCK MUNIYIELD NEW YORK INSURED FUND, INC.	APRIL 30, 2010

Schedule of Investments (continued)	BlackRock MuniYield New York Insured Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey — 2.0%

Transportation — 2.0%
Port Authority of New York & New Jersey, RB:
6.25%, 12/01/11	$7,175	$7,438,322
5.75%, 12/01/25	3,500	3,490,830

Total Municipal Bonds in New Jersey		10,929,152

Puerto Rico — 15.1%

County/City/Special District/School District — 0.8%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A (AGM), 5.00%, 8/01/40	2,100	2,117,598
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.78%, 8/01/41 (b)	12,800	2,021,760

		4,139,358

Housing — 0.7%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	4,000	3,992,920

State — 7.4%
Commonwealth of Puerto Rico, GO, Refunding:
Public Improvement, Series A (NPFGC), 5.50%, 7/01/20	2,000	2,140,560
Public Improvement, Series A (NPFGC), 5.50%, 7/01/21	3,000	3,194,400
Public Improvement, Series A-4 (AGM), 5.25%, 7/01/30	2,150	2,237,183
Sub-Series C-7 (NPFGC), 6.00%, 7/01/27	2,000	2,124,360
Sub-Series C-7 (NPFGC), 6.00%, 7/01/28	4,775	5,065,368
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (b):
(AMBAC), 4.67%, 7/01/35	3,900	717,951
(AMBAC), 5.02%, 7/01/43	8,000	823,840
(FGIC), 4.62%, 7/01/31	22,030	5,569,845
Puerto Rico Convention Center Authority, RB, Series A (AMBAC), 5.00%, 7/01/31	4,000	3,857,960
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM):
5.50%, 7/01/31	5,000	5,440,700
5.25%, 7/01/32	1,000	1,052,500
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/28	2,850	2,998,000

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)

State (concluded)
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	$4,500	$4,771,125

		39,993,792

Transportation — 3.6%
Puerto Rico Highway & Transportation Authority, RB:
Series G (FGIC), 5.25%, 7/01/13 (a)	655	740,523
Series G (FGIC), 5.25%, 7/01/19	2,265	2,313,833
Series G (FGIC), 5.25%, 7/01/21	345	349,844
Series Y (AGM), 6.25%, 7/01/21	6,275	7,000,390
Puerto Rico Highway & Transportation Authority, Refunding RB:
Series CC (AGM), 5.25%, 7/01/33	1,000	1,046,670
Series CC (AGM), 5.25%, 7/01/36	4,750	4,971,778
Series D, 5.75%, 7/01/12 (a)	3,000	3,300,930

		19,723,968

Utilities — 2.6%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A (AGC), 5.13%, 7/01/47	10,980	11,021,394
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC), 5.25%, 7/01/30	3,000	3,133,350

		14,154,744

Total Municipal Bonds in Puerto Rico		82,004,782

Total Municipal Bonds — 129.3%		702,743,326

Municipal Bonds Transferred to Tender Option Bond Trusts (d)

New York — 28.5%

County/City/Special District/School District — 11.4%
City of New York New York, GO:
Series J, 5.00%, 5/15/23	6,750	7,162,290
Sub-Series C-3 (AGC), 5.75%, 8/15/28	14,400	16,354,368
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.25%, 7/01/29	6,000	6,508,260
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC):
5.25%, 10/15/27	14,500	15,829,867
5.00%, 10/15/32	14,500	15,829,868

		61,684,653

BLACKROCK MUNIYIELD NEW YORK INSURED FUND, INC.	APRIL 30, 2010	5

Schedule of Investments (continued)	BlackRock MuniYield New York Insured Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

New York (concluded)

Education — 1.3%
New York State Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/38	$6,498	$6,799,293

State — 1.6%
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	7,850	8,898,760

Transportation — 12.8%
Metropolitan Transportation Authority, RB, Series A (NPFGC), 5.00%, 11/15/31	3,901	4,028,306
Metropolitan Transportation Authority, Refunding RB, Series A (AGM), 5.00%, 11/15/30	8,460	8,690,450
New York State Thruway Authority, RB, Series G (AGM), 5.00%, 1/01/32	16,000	16,423,680
New York State Thruway Authority, Refunding RB, Series H (AGM), 5.00%, 1/01/37	10,000	10,320,700
Port Authority of New York & New Jersey, RB, Consolidated, 155th Series, AMT (AGM), 5.13%, 7/15/30	2,500	2,537,625
Triborough Bridge & Tunnel Authority, Refunding RB (NPFGC):
5.25%, 11/15/23	7,000	7,476,980
5.00%, 11/15/32	19,677	20,188,059

		69,665,800

Utilities — 1.4%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	4,094	4,632,217
Series FF-2, 5.50%, 6/15/40	2,759	3,068,548

		7,700,765

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 28.5%		154,749,271

Total Long-Term Investments (Cost – $844,664,070) – 157.8%		857,492,597

Short-Term Securities	Shares	Value

CMA New York Municipal Money Fund, 0.00% (e)(f)	2,301,675	$2,301,675

Total Short-Term Securities (Cost – $2,301,675) – 0.4%		2,301,675

Total Investments (Cost – $846,965,745*) – 158.2%		859,794,272
Other Assets Less Liabilities – 1.9%		10,279,632
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (14.5)%		(78,695,150)
Preferred Shares, at Redemption Value – (45.6)%		(247,735,700)

Net Assets Applicable to Common Shares – 100.0%		$543,643,054

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$770,251,733

Gross unrealized appreciation	$29,226,522
Gross unrealized depreciation	(18,298,787)

Net unrealized appreciation	$10,927,735

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Security is collateralized by Municipal or US Treasury obligations.

(d)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Represents the current yield as of report date.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares Held at July 31, 2009	Net Activity	Shares Held at April 30, 2010	Income

CMA New York Municipal Money Fund	12,807,239	(10,505,564)	2,301,675	$1,864

6	BLACKROCK MUNIYIELD NEW YORK INSURED FUND, INC.	APRIL 30, 2010

Schedule of Investments (concluded)	BlackRock MuniYield New York Insured Fund, Inc. (MYN)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	—	$857,492,597	—	$857,492,597
Short-Term Securities	$2,301,675	—	—	2,301,675

Total	$2,301,675	$857,492,597	—	$859,794,272

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK MUNIYIELD NEW YORK INSURED FUND, INC.	APRIL 30, 2010	7

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New York Insured Fund, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield New York Insured Fund, Inc.

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New York Insured Fund, Inc.

Date: June 28, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New York Insured Fund, Inc.

Date: June 28, 2010